Income Taxes - Summary of Loss Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic income (loss)	$ 802	$ (28,300)
Foreign loss	(19,617)	(3,804)
Loss before income taxes	$ (18,815)	$ (32,104)